Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development expenses	$ 90	$ 37
General and administrative expenses	5,172	3,049
Funding expenses		74
Total operating costs and expenses	5,262	3,160
Operating loss	(5,262)	(3,160)
Other income (expenses):
Other income (expense), net	4,923	(1,727)
Interest income	15
Interest expense, net	(211)
Total other (expense) income, net	4,727	(1,727)
Net income (loss)	(535)	(4,887)
Less: Change in fair value and income impact of option liabilities	(5,521)
Net income (loss) - diluted	$ (6,056)	$ (4,887)
Basic earnings/(net loss) per share	$ (0.01)	$ (0.13)
Diluted earnings/(net loss) per share	$ (0.09)	$ (0.13)
Basic weighted-average common shares outstanding	66,973,906	37,447,918
Diluted weighted-average common shares outstanding	67,893,881	37,447,918
Comprehensive income (loss):
Foreign currency translation adjustment	$ (264)	$ 753
Total comprehensive income (loss)	$ (799)	$ (4,134)